Schedule of investments
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series
September 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 90.79%<<
Fixed Income Funds — 24.04%
Macquarie VIP Corporate Bond Series – Service Class	2,009,811	$ 9,385,818
Macquarie VIP High Income Series – Standard Class	82,791	239,267
Macquarie VIP Limited-Term Bond Series – Service Class	484,889	2,264,429
		11,889,514
Global / International Equity Fund — 23.98%
Macquarie VIP International Core Equity Series – Standard Class	622,692	11,862,285
		11,862,285
US Equity Funds — 42.77%
Macquarie VIP Core Equity Series – Service Class	707,541	9,870,201
Macquarie VIP Growth and Income Series – Standard Class	200,965	7,039,796
Macquarie VIP Smid Cap Core Series – Service Class	122,672	1,572,650
Macquarie VIP Value Series – Service Class	620,064	2,672,475
		21,155,122
Total Affiliated Mutual Funds (cost $47,620,155)		44,906,921

Exchange-Traded Funds — 7.30%<<
Macquarie Focused International Core ETF	11,862	307,833
Macquarie Focused Large Growth ETF	109,900	3,302,495
Total Exchange-Traded Funds (cost $3,565,623)		3,610,328

	Number of shares	Value (US $)

Short-Term Investments — 2.57%
Money Market Mutual Funds — 2.57%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	317,318	$ 317,318
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	317,318	317,318
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	317,317	317,317
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	317,317	317,317
Total Short-Term Investments (cost $1,269,270)		1,269,270

Total Value of Securities—100.66% (cost $52,455,048)		49,786,519
Liabilities Net of Receivables and Other Assets—(0.66%)		(324,511)
Net Assets Applicable to 10,104,433 Shares Outstanding — 100.00%		$49,462,008
<<	Affiliated company.
Summary of abbreviations:
ETF – Exchange-Traded Fund
NQ- IV043 [0925] 1125 (4967853)    1